Inventories (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventory write-downs	$ 2,710	$ 2,460	$ 2,817